Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Presentation, Accounting Policies, Critical Accounting Estimates And Judgements [Abstract]
Schedule of sets out exchange rates for the translation of the Euro and U.S. dollar
	EUR	US$
Closing rate at December 31, 2017	1.5052	1.2545
Average rate for the year 2017	1.4650	1.2986
Closing rate at December 31, 2016	1.4169	1.3427
Average rate for the year 2016	1.4660	1.3248
Closing rate at December 31, 2015	1.5029	1.3840
Average rate for the year 2015	1.4182	1.2787

Schedule of estimated useful lives and methods of property, plant and equipment
	Lives	Method
Buildings	20 years	straight-line
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line